Shareholders’ Equity (Tables)	3 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of Shares Outstanding
The table below reflects the number of preferred shares, ordinary shares, and deferred shares issued and outstanding at December 31, 2018 and September 30, 2018 and 2017, and also reflects the conversion of preferred and ordinary shares on 3.185-for-1 basis in the current and previous years and the creation of deferred shares.

	December 31,	September 30,
	2018	2018	2017
Series A preferred shares	—	—	24,490,705
Class B ordinary shares	—	—	3,375,196
Class C ordinary shares	—	—	2,096,841
Ordinary Shares	40,145,617	40,146,182	—
Deferred shares	34,425	34,425	—
Deferred B shares	88,893,548	88,893,548	—
Deferred C shares	1	1	—
Total ordinary and deferred shares	129,073,591	129,074,156	29,962,742